ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income		¥ 142,191,365	$ 21,854,412	¥ 1,991,799,815	¥ 860,299,088
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of income from subsidiaries		2,055,669	315,951
Guarantee income		(1,709,592)
Exchange (gain)/loss		114,344,622	17,574,447	(208,811,416)	86,517,698
Changes in operating assets and liabilities:
(increase)/Decrease in other current assets		(695,828,766)	(106,946,923)	(7,621,260)	(52,933,157)
Cash flows from financing activities:
Cash received from the exercise of share options		69,929,453	10,747,960	21,730,663	7,613,965
Repurchase of convertible senior notes		(422,829,295)	(64,987,673)	(1,218,706,405)	(113,025,510)
Effect of foreign exchange rate changes on cash and cash equivalents		(72,586,975)	(11,156,414)	74,639,667	31,599,153
Net increase/(decrease) in cash and cash equivalents		(573,114,642)	(88,086,108)	(1,182,246,590)	1,906,643,414
Cash and cash equivalents, beginning of year	$ 296,374,721	2,501,417,491	384,460,829	2,392,591,132	1,777,020,667
Cash and cash equivalents, end of year		1,928,302,849	296,374,721	2,501,417,491	2,392,591,132
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period		39,685,283	6,184,495	6,135,783	10,210,003
Parent Company [Member]
Cash flows from operating activities:
Net income		141,705,689	21,779,766	1,826,709,975	683,751,534
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of income from subsidiaries	(19,084,748)	(124,171,093)	(19,084,748)	(1,949,659,745)	(692,117,271)
Guarantee income	(1,356,410)	(8,825,212)	(1,356,410)	(3,214,433)	0
Exchange (gain)/loss	(2,061,465)	(13,412,516)	(2,061,466)	10,073,699	8,235,787
Changes in operating assets and liabilities:
Decrease in due from subsidiaries		410,590,040	63,106,535	837,979,030	104,043,486
(increase)/Decrease in other current assets		5,742,872	882,663	(4,394,605)	(1,080,514)
increase/(Decrease) in due to subsidiaries		(37,268,274)	(5,728,029)	327,267,488	21,721,556
increase/(Decrease) in other current liabilities		(10,018,710)	(1,539,848)	(10,835,057)	316,410
Net cash provided by/(used in) operating activities		364,342,796	55,998,463	1,144,168,844	139,442,188
Cash flows from investing activities:
Investments in subsidiaries				0	(5,620,197)
Net cash used in investing activities				0	(5,620,197)
Cash flows from financing activities:
Cash received from the exercise of share options		69,929,453	10,747,960	21,730,663	7,613,965
Repurchase of convertible senior notes		(422,829,295)	(64,987,673)	(1,218,706,405)	(113,025,510)
Net cash provided by financing activities		(352,899,842)	(54,239,713)	(1,196,975,742)	(105,411,545)
Effect of foreign exchange rate changes on cash and cash equivalents		(551,797)	(84,810)	1,937,422	2,227,375
Net increase/(decrease) in cash and cash equivalents		10,891,157	1,673,940	(50,869,476)	30,637,821
Cash and cash equivalents, beginning of year	$ 2,414,085	4,815,606	740,145	55,685,082	25,047,261
Cash and cash equivalents, end of year		15,706,763	2,414,085	4,815,606	55,685,082
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period		39,685,283	6,184,495	6,135,783	10,210,003
Parent Company [Member] | Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value		0	0	18,226,535	6,170,282
Parent Company [Member] | 2016 Notes [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value		¥ 0	$ 0	¥ 92,015,957	¥ 8,400,918